LVIP American Global Growth Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANY–100.05%
International Equity Fund–100.05%
✢American Funds Insurance Series®– Global Growth Fund	9,538,412	$342,810,511
Total Investment Company (Cost $248,465,735)		342,810,511

TOTAL INVESTMENTS–100.05% (Cost $248,465,735)	342,810,511
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(188,169)
NET ASSETS APPLICABLE TO 14,801,168 SHARES OUTSTANDING–100.00%	$342,622,342

✢Class 1 shares.
LVIP American Global Growth Fund–1